Trade and other payables	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Trade and other payables
22.	Trade and other payables
(in thousands of Russian Roubles)

	December 31, 2019	December 31, 2018
Non-current trade and other payables
Payables to employees	4,239	13,967

Total	4,239	13,967

Current trade and other payables
Taxes payable	424,322	342,881
Trade payables	109,487	83,311
IPO-related accrued expenses	2,414	39,215
Payables to employees	214,548	164,069
Dividends payable to non-controlling interest	—	5,916
Other payables	29,448	20,485

Total	780,219	655,877

The Group’s exposure to currency and liquidity risk related to trade and other payables is disclosed in note 25.